CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017 [1]	Sep. 30, 2018	Sep. 30, 2017	[1]
Revenues
Net sales	$ 6,245	$ 6,238	$ 20,124	$ 18,053
Finance, interest and other income	441	451	1,380	1,424
Total Revenues	6,686	6,689	21,504	19,477
Costs and Expenses
Cost of goods sold	5,162	5,229	16,606	15,104
Selling, general and administrative expenses	523	555	1,706	1,665
Research and development expenses	254	243	743	662
Restructuring expenses	8	53	16	77
Interest expense	189	258	581	710
Other, net	199	250	752	760
Total Costs and Expenses	6,335	6,588	20,404	18,978
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	351	101	1,100	499
Income tax (expense)	(131)	(62)	(312)	(223)
Equity in income of unconsolidated subsidiaries and affiliates	11	21	53	66
Net income	231	60	841	342	[2]
Net income attributable to noncontrolling interests	9	4	27	12
Net income attributable to CNH Industrial N.V.	$ 222	$ 56	$ 814	$ 330
Earnings (loss) per share attributable to common shareholders
Basic (in usd per share)	$ 0.16	$ 0.04	$ 0.60	$ 0.24
Diluted (in usd per share)	0.16	0.04	0.60	0.24
Cash dividends declared per common share (in usd per share)	$ 0	$ 0	$ 0.173	$ 0.118

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).
[2]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).